Short-term borrowings	12 Months Ended
Dec. 31, 2018
Short-term borrowings
Short-term borrowings

15. Short-term borrowings

Short-term borrowings as of December 31, 2017 and 2018 amounted to RMB200,000 and RMB147,264, respectively, which consisted of borrowings from financial institutions. All of these borrowings were repayable within one year. The weighted average interest rate for the outstanding borrowings as of December 31, 2017 and 2018 was approximately 7.00% and 4.15 % per annum, respectively.